UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 29, 2012

Moody’s Rating	% of Portfolio Investments
A1	4.56%
A2	6.45%
A3	10.60%
Aa1	0.29%
Aa2	2.27%
Aa3	2.77%
Aaa	19.70%
Ba1	0.18%
Ba2	1.66%
Ba3	1.59%
Baa1	16.78%
Baa2	15.70%
Baa3	7.17%
Caa3	0.64%
Not Rated	6.48%
Short Term Investments	3.16%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,019.70	$3.03

Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 9.44%
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2010-2A, Class A
$ 1,000,000	3.63%, 08/20/2014	$1,018,517
	Series 2010-3A, Class A
260,000	4.64%, 05/20/2016	281,096
	Series 2010-5A, Class A
500,000	3.15%, 03/20/2017	524,722
	Series 2011-3A, Class A
500,000	3.41%, 11/20/2017	529,171
1,000,000	Cabela’s Master Credit Card Trust
	Series 2010-2A, Class A1(a)
	2.29%, 09/17/2018	1,040,473
293,475	Centex Home Equity
	Series 2004-A, Class AF6(b)
	4.27%, 01/25/2034	292,635
100,000	Citibank Credit Card Issuance Trust
	Series 2003-A7, Class A7
	4.15%, 07/07/2017	109,874
500,000	Citibank Omni Master Trust
	Series 2009-A17, Class A17(a)
	4.90%, 11/15/2018	545,909
362,019	CNH Equipment Trust
	Series 2009-C, Class A4
	3.00%, 08/17/2015	366,351
140,948	Equity One ABS Inc
	Series 2004-1, Class AF6(c)
	4.39%, 04/25/2034	140,048
	Federal National Mortgage Association
	Series 2003-T4, Class 2A6
242,389	4.09%, 07/25/2033(c)	251,479
	Series 2004-T9, Class A1
32,815	0.39%, 04/25/2035(b)	30,012
	Hertz Vehicle Financing LLC(a)
	Series 2009-2A, Class A1
1,000,000	4.26%, 03/25/2014	1,018,021
	Series 2009-2A, Class A2
480,000	5.29%, 03/25/2016	526,896
181,939	HSBC Home Equity Loan Trust
	Series 2006-4, Class A3F(c)
	5.30%, 03/20/2036	186,190
500,000	John Deere Owner Trust
	Series 2011-A, Class A4
	1.96%, 04/16/2018	512,445
	Residential Funding Mortgage Securities II Home Loan Trust
	Series 2006-HI5, Class A3
657,119	5.50%, 08/25/2025	654,255
	Series 2006-HI2, Class A3
157,499	5.79%, 02/25/2036	157,518
219,167	Structured Receivables Finance LLC
	Series 2006-A, Class A(a)
	5.55%, 01/15/2030	231,975

Principal Amount		Value

Asset-Backed Securities — (continued)
$ 32,457	Wells Fargo Home Equity Trust
	Series 2004-2, Class AI5(b)
	4.89%, 10/25/2034	$32,543

		8,450,130

Basic Materials — 4.52%
250,000	Anglo American Capital PLC(a)
	9.38%, 04/08/2014	281,146
500,000	ArcelorMittal
	5.38%, 06/01/2013	514,232
500,000	Barrick Gold Corp
	1.75%, 05/30/2014	506,139
500,000	BHP Billiton Finance USA Ltd
	1.13%, 11/21/2014	502,922
500,000	Dow Chemical Co
	2.50%, 02/15/2016	513,576
250,000	Potash Corp of Saskatchewan Inc
	5.25%, 05/15/2014	268,703
500,000	Rio Tinto Alcan Inc
	4.50%, 05/15/2013	514,703
845,000	Xstrata Finance Canada Ltd(a)
	5.80%, 11/15/2016	943,914

		4,045,335

Communications — 4.76%
250,000	Cellco Partnership / Verizon Wireless Capital LLC
	5.55%, 02/01/2014	267,633
500,000	Comcast Corp
	5.85%, 11/15/2015	573,611
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016	520,899
250,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	265,431
490,000	Reed Elsevier Capital Inc
	7.75%, 01/15/2014	535,565
500,000	Telefonica Emisiones SAU
	6.42%, 06/20/2016	479,802
250,000	Thomson Reuters Corp
	5.95%, 07/15/2013	261,594
500,000	Time Warner Cable Inc
	8.25%, 02/14/2014	556,691
750,000	Viacom Inc
	4.38%, 09/15/2014	802,830

		4,264,056

Consumer, Cyclical — 8.76%
970,817	American Airlines 2011-1 Class A Pass Through Trust
	5.25%, 01/31/2021	1,007,222
500,000	Daimler Finance North America LLC(a)
	1.95%, 03/28/2014	504,973

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 500,000	Harley-Davidson Financial Services Inc(a)
	2.70%, 03/15/2017	$507,250
500,000	Hasbro Inc
	6.13%, 05/15/2014	540,677
784,398	JetBlue Airways 2004-1 G-1 Pass Through Trust(b)
	0.84%, 12/15/2013	764,960
250,000	Kia Motors Corp(a)
	3.63%, 06/14/2016	256,693
1,000,000	Lowe’s Cos Inc
	1.63%, 04/15/2017	1,007,413
667,612	Northwest Airlines 2002-1 Class G-2 Pass Through Trust
	6.26%, 11/20/2021	680,965
250,000	Toyota Motor Credit Corp
	3.20%, 06/17/2015	265,542
910,054	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016	1,038,645
667,908	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017	759,746
500,000	Volkswagen International Finance NV(a)
	1.88%, 04/01/2014	504,949

		7,839,035

Consumer, Non-cyclical — 9.73%
500,000	Anheuser-Busch InBev Worldwide Inc
	3.63%, 04/15/2015	535,378
500,000	Avon Products Inc
	5.63%, 03/01/2014	526,704
515,000	Bunge Ltd Finance Corp
	5.35%, 04/15/2014	543,428
250,000	CareFusion Corp
	5.13%, 08/01/2014	267,857
500,000	Coca-Cola HBC Finance BV
	5.13%, 09/17/2013	514,706
500,000	Dr Pepper Snapple Group Inc
	6.12%, 05/01/2013	521,605
505,000	Equifax Inc
	4.45%, 12/01/2014	533,469
500,000	Genzyme Corp
	3.63%, 06/15/2015	536,416
500,000	Hospira Inc
	5.90%, 06/15/2014	536,146
500,000	Kraft Foods Inc
	6.75%, 02/19/2014	547,711
500,000	Kroger Co
	7.50%, 01/15/2014	548,137
500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016	521,723
500,000	SABMiller Holdings Inc(a)
	1.85%, 01/15/2015	507,141
	SABMiller PLC(a)
690,000	5.50%, 08/15/2013	721,886
500,000	6.50%, 07/01/2016	583,737

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 500,000	Teva Pharmaceutical Finance III BV
	1.70%, 03/21/2014	$507,075
250,000	Woolworths Ltd(a)
	2.55%, 09/22/2015	257,376

		8,710,495

Energy — 6.97%
750,000	BP Capital Markets PLC
	3.13%, 10/01/2015	797,347
250,000	ConocoPhillips Canada Funding Co I
	5.63%, 10/15/2016	295,519
500,000	EOG Resources Inc
	2.50%, 02/01/2016	520,501
250,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016	288,914
500,000	Hess Corp
	7.00%, 02/15/2014	546,837
500,000	Husky Energy Inc
	5.90%, 06/15/2014	543,551
793,925	Kern River Funding Corp(a)
	4.89%, 04/30/2018	867,863
500,000	Petrobras International Finance Co - Pifco
	2.88%, 02/06/2015	507,500
500,000	Phillips 66(a)
	1.95%, 03/05/2015	503,581
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014	272,158
486,000	Transcontinental Gas Pipe Line Co LLC
	6.40%, 04/15/2016	561,095
500,000	Transocean Inc
	4.95%, 11/15/2015	538,337

		6,243,203

Financial — 23.51%
250,000	American Express Co
	7.25%, 05/20/2014	277,232
	American Express Credit Corp
250,000	7.30%, 08/20/2013	267,290
170,000	5.30%, 12/02/2015	190,516
500,000	American Honda Finance Corp(a)
	6.70%, 10/01/2013	536,506
	Bank of America Corp
250,000	4.50%, 04/01/2015	257,691
250,000	3.70%, 09/01/2015	252,562
250,000	Bank of New York Mellon Corp
	5.13%, 08/27/2013	262,952
250,000	Bank of Nova Scotia
	3.40%, 01/22/2015	263,537
750,000	Barclays Bank PLC
	5.20%, 07/10/2014	790,194
250,000	Berkshire Hathaway Inc
	3.20%, 02/11/2015	265,447

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 1,000,000	Camden Property Trust
	5.38%, 12/15/2013	$1,049,474
500,000	Canadian Imperial Bank of Commerce/Canada(a)
	2.60%, 07/02/2015	525,869
350,000	Charles Schwab Corp
	4.95%, 06/01/2014	375,365
	Citigroup Inc
250,000	5.13%, 05/05/2014	260,691
250,000	6.38%, 08/12/2014	267,611
500,000	4.75%, 05/19/2015	524,820
250,000	CME Group Inc
	5.75%, 02/15/2014	269,532
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
	2.13%, 10/13/2015	250,950
250,000	Credit Suisse/New York NY
	2.20%, 01/14/2014	251,625
250,000	Duke Realty LP
	5.40%, 08/15/2014	265,523
1,000,000	Ford Motor Credit Co LLC
	7.00%, 04/15/2015	1,111,379
	General Electric Capital Corp
500,000	2.10%, 01/07/2014	507,776
400,000	4.38%, 09/21/2015	433,370
	Goldman Sachs Group Inc
500,000	6.00%, 05/01/2014	528,428
250,000	5.13%, 01/15/2015	261,013
	HSBC Finance Corp
500,000	5.25%, 01/15/2014	522,430
500,000	5.00%, 06/30/2015	532,571
500,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017	504,217
1,381,000	International Lease Finance Corp(a)
	6.75%, 09/01/2016	1,484,575
500,000	JPMorgan Chase & Co
	4.75%, 03/01/2015	535,323
250,000	JPMorgan Chase Bank NA
	5.88%, 06/13/2016	274,161
250,000	Lehman Brothers Holdings Inc.
	0.00%, 10/15/2020	56,875
217,000	Liberty Property LP
	6.38%, 08/15/2012	218,435
500,000	MassMutual Global Funding II(a)
	2.30%, 09/28/2015	513,297
1,000,000	Metropolitan Life Global Funding I(a)
	2.00%, 01/10/2014	1,010,218
500,000	Morgan Stanley
	6.00%, 05/13/2014	518,264
250,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015	258,483
1,000,000	National Australia Bank Ltd/New York
	2.00%, 03/09/2015	1,002,538
250,000	Nomura Holdings Inc
	5.00%, 03/04/2015	259,551
500,000	Prudential Covered Trust 2012-1(a)
	3.00%, 09/30/2015	507,917

Principal Amount		Value

Financial — (continued)
$ 250,000	Prudential Financial Inc
	4.75%, 09/17/2015	$269,153
250,000	Royal Bank of Canada
	2.63%, 12/15/2015	260,829
500,000	Simon Property Group LP
	5.10%, 06/15/2015	544,041
250,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015	260,160
1,000,000	UBS AG/Stamford CT
	2.25%, 08/12/2013	1,003,074
250,000	Wells Fargo & Co
	3.63%, 04/15/2015	266,129

		21,049,594

Industrial — 5.41%
250,000	Agilent Technologies Inc
	2.50%, 07/15/2013	253,413
500,000	BAE Systems PLC(a)
	3.50%, 10/11/2016	515,983
250,000	Burlington Northern Santa Fe LLC
	7.00%, 02/01/2014	274,100
444,009	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	499,511
500,000	Federal Express Corp 2012 Pass Through Trust(a)
	2.63%, 01/15/2018	505,053
459,702	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	507,849
	Ryder System Inc
250,000	5.85%, 03/01/2014	268,926
500,000	3.15%, 03/02/2015	516,067
250,000	7.20%, 09/01/2015	286,215
500,000	TTX Co(a)
	4.90%, 03/01/2015	528,595
333,701	Union Pacific Railroad Co 1999 Pass Through Trust
	7.60%, 01/02/2020	406,953
250,000	Waste Management Inc
	6.38%, 03/11/2015	281,127

		4,843,792

Mortgage-Backed Securities — 14.52%
886,578	Americold LLC Trust
	Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	944,619
	Bear Stearns Commercial Mortgage Securities
	Series 2002-PBW1, Class A2
28,851	4.72%, 11/11/2035(b)	28,840
	Series 2003-T10, Class A2
712,471	4.74%, 03/13/2040	725,117
	Series 2004-PWR4, Class A3
100,000	5.47%, 06/11/2041(b)	106,747
	Series 2005-T20, Class AAB
30,014	5.28%, 10/12/2042(b)	31,289

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 59,875	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2003-15, Class 1A1(b)
	0.75%, 06/25/2018	$58,273
	Federal Home Loan Mortgage Corp
267,399	5.50%, 07/01/2023	291,785
179,340	6.50%, 07/01/2036	201,373
343,049	6.00%, 08/01/2037	377,879
	Federal National Mortgage Association
795,100	3.50%, 12/01/2025	841,006
158,374	8.00%, 10/01/2030	196,237
188,683	5.00%, 09/01/2033	205,319
333,347	5.50%, 11/01/2035	365,641
139,522	GE Capital Commercial Mortgage Corp
	Series 2004-C1, Class A3
	4.60%, 11/10/2038	144,004
	GMAC Commercial Mortgage Securities Inc
	Series 2007-HE2, Class A3
864,355	6.19%, 12/25/2037(d)	576,082
	Series 2003-C3, Class A3
7,909	4.65%, 04/10/2040	7,943
500,000	Greenwich Capital Commercial Funding Corp
	Series 2003-C2, Class A4
	4.92%, 01/05/2036	516,812
	JP Morgan Chase Commercial Mortgage Securities Corp
	Series 2002-C3, Class A2
481,941	4.99%, 07/12/2035	486,430
	Series 2004-CBX, Class A4
32,545	4.53%, 01/12/2037	32,542
	Series 2004-CBX, Class A5
300,000	4.65%, 01/12/2037	301,295
	Series 2004-CB8, Class A3
24,948	4.01%, 01/12/2039	25,082
	Series 2004-CB8, Class A1A
267,554	4.16%, 01/12/2039(a)	275,672
	Series 2004-C2, Class A2
432,649	5.26%, 05/15/2041(b)	447,920
	Series 2004-C2, Class A3
600,000	5.39%, 05/15/2041(b)	635,506
	Series 2005-LDP2, Class A4
250,000	4.74%, 07/15/2042	271,666
	Series 2011-C4, Class A2
500,000	3.34%, 07/15/2046(a)	526,360
	Morgan Stanley Capital I Inc
	Series 2004-IQ7, Class A4
500,000	5.53%, 06/15/2038(b)	529,384
	Series 2003-T11, Class A4
315,596	5.15%, 06/13/2041	325,195
	Series 2005-IQ10, Class AAB
286,520	5.18%, 09/15/2042(b)	296,194
	Series 2006-T21, Class A4
500,000	5.16%, 10/12/2052(b)	557,220

Principal Amount		Value

Mortgage-Backed Securities — (continued)
	Morgan Stanley Dean Witter Capital I
	Series 2001-TOP3, Class A4
$ 16,874	6.39%, 07/15/2033	$16,865
	Series 2003-HQ2, Class A2
460,370	4.92%, 03/12/2035	466,769
	Series 2003-TOP9, Class A2
206,026	4.74%, 11/13/2036	207,955
454,651	Wachovia Bank Commercial Mortgage Trust
	Series 2003-C6, CLA4(b)
	5.13%, 08/15/2035	466,181
224,540	Wells Fargo Commercial Mortgage Trust
	Series 2010-C1, Class A1(a)
	3.35%, 11/15/2043	238,835
1,267,141	WF-RBS Commercial Mortgage Trust
	Series 2011-C4, Class A1(a)
	1.61%, 06/15/2044	1,274,746

		13,000,783

Technology — 2.60%
500,000	Computer Sciences Corp
	5.00%, 02/15/2013	512,500
500,000	Dell Inc
	2.10%, 04/01/2014	510,012
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	514,081
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014	268,335
250,000	4.75%, 06/02/2014	264,322
250,000	HP Enterprise Services LLC
	6.00%, 08/01/2013	262,369

		2,331,619

U.S. Treasury Bonds and Notes — 1.11%
1,000,000	United States Treasury Note/Bond(e)
	0.63%, 05/31/2017	995,391

Utilities — 4.37%
250,000	Commonwealth Edison Co
	1.63%, 01/15/2014	253,370
500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017	581,527
500,000	Oncor Electric Delivery Co LLC
	6.80%, 09/01/2018	597,630
250,000	Peco Energy Co
	5.00%, 10/01/2014	271,117
500,000	Puget Sound Energy Inc
	5.20%, 10/01/2015	562,374
1,000,000	Southwestern Electric Power Co
	5.55%, 01/15/2017	1,131,121
250,000	Westar Energy Inc
	6.00%, 07/01/2014	273,639

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$ 225,000	Wisconsin Electric Power Co
	6.00%, 04/01/2014	$245,300

		3,916,078

TOTAL BONDS AND NOTES — 95.70% (Cost $84,103,634)		$85,689,511

SECURITIES LENDING COLLATERAL
499,993	Undivided interest of 1.06% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $499,993 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	499,993

518,757	Undivided interest of 1.12% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $518,757 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	518,757

Principal Amount		Value

Securities Lending Collateral — (continued)
TOTAL SECURITIES LENDING COLLATERAL — 1.14% (Cost $1,018,750)		$1,018,750

SHORT TERM INVESTMENTS
Repurchase Agreements
2,830,000	Undivided interest of 14.69% in a repurchase agreement (principal amount/value $19,270,000 with a maturity value of $19,270,353) with Cantor Fitzgerald & CO, 0.22%, dated 6/29/12, to be repurchased at $2,830,052 on 7/2/12, collateralized by U.S. Treasury, 1.13%, 5/31/19, with a value of $19,655,453.	2,830,000

TOTAL SHORT TERM INVESTMENTS — 3.16% (Cost $2,830,000)		$2,830,000

TOTAL INVESTMENTS — 100.00% (Cost $87,952,384)		$89,538,261

OTHER ASSETS & LIABILITIES, NET — 0.00%		$(3,225)

TOTAL NET ASSETS — 100.00%		$89,535,036

(a)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $22,995,461 and $23,445,783, respectively, representing 26.19% of net assets.
(b)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 29, 2012. Maturity date disclosed represents final maturity date.

(d)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $918,410 and $576,082, respectively, representing 0.64% of net assets.
(e)	A portion or all of the security is on loan at June 29, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Short Duration Bond Portfolio

ASSETS:
Investments in securities, market value (including $997,682 of securities on loan)(a)	$89,538,261
Cash	10,165
Interest receivable	836,980
Subscriptions receivable	244,590

Total Assets	90,629,996

LIABILITIES:
Payable to investment adviser	42,059
Payable upon return of securities loaned	1,018,750
Redemptions payable	34,151

Total Liabilities	1,094,960

NET ASSETS	$89,535,036

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$858,966
Paid-in capital in excess of par	86,336,068
Net unrealized appreciation on investments	1,585,877
Undistributed net investment income	323,741
Accumulated net realized gain on investments	430,384

TOTAL NET ASSETS	$89,535,036

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	8,589,655

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.42

(a) Cost of investments	$87,952,384

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Short Duration Bond Portfolio

INVESTMENT INCOME:
Interest	$1,343,629
Income from securities lending	29

Total Income	1,343,658

EXPENSES:
Management fees	248,979

Total Expenses	248,979

NET INVESTMENT INCOME	1,094,679

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	221,747
Change in net unrealized appreciation on investments	470,341

Net Realized and Unrealized Gain on Investments	692,088

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,786,767

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Short Duration Bond Portfolio

OPERATIONS:
Net investment income	$1,094,679	$1,881,673
Net realized gain (loss) on investments	221,747	(32,189)
Change in net unrealized appreciation (depreciation) on investments	470,341	(107,406)

Net Increase in Net Assets Resulting from Operations	1,786,767	1,742,078

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(120,207)
From net investment income	(770,938)	(1,718,871)
From net realized gains	–	(75,339)

Total Distributions	(770,938)	(1,914,417)

CAPITAL SHARE TRANSACTIONS:
Shares sold	24,902,724	44,295,695
Shares issued in reinvestment of distributions	770,938	1,914,417
Shares redeemed	(11,721,179)	(29,990,650)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,952,483	16,219,462

Total Increase in Net Assets	14,968,312	16,047,123

NET ASSETS:
Beginning of period	74,566,724	58,519,601

End of period (a)	$89,535,036	$74,566,724

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,392,883	4,273,535
Shares issued in reinvestment of distributions	74,104	185,265
Shares redeemed	(1,124,763)	(2,892,427)

Net Increase	1,342,224	1,566,373

(a) Including undistributed net investment income:	$323,741	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011		2010	2009	2008	2007
Maxim Short Duration Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.29		$10.30		$10.04	$9.52	$9.91	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.28		0.38	0.42	0.42	0.44
Net realized and unrealized gain (loss)	0.09		0.01		0.34	0.52	(0.39)	0.02

Total Income From Investment Operations	0.22		0.29		0.72	0.94	0.03	0.46

LESS DISTRIBUTIONS:
From return of capital	–		(0.02)		–	–	–	–
From net investment income	(0.09)		(0.28)		(0.38)	(0.42)	(0.42)	(0.44)
From net realized gains	–		–	(a)	(0.08)	–	–	–

Total Distributions	(0.09)		(0.30)		(0.46)	(0.42)	(0.42)	(0.44)

NET ASSET VALUE, END OF PERIOD	$10.42		$10.29		$10.30	$10.04	$9.52	$9.91

TOTAL RETURN(b)	1.97%	(c)	2.87%		7.20%	10.02%	0.33%	4.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$89,535		$74,567		$58,520	$49,174	$35,558	$35,598
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.64%	(d)	2.70%		3.91%	4.55%	4.13%	4.62%
Portfolio turnover rate	16%	(c)	45%		53%	56%	49%	38%

(a)	The distribution from net realized gains was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $23,193,866 and $11,565,641, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,867,281 and $1,384,695, respectively.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $87,952,384. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,041,572 and gross depreciation of securities in which there was an excess of tax cost over value of $455,695 resulting in net appreciation of $1,585,877.

5.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $997,682 and received collateral of $1,018,750 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that the Portfolio outperformed its peer group for each of the one, three-, five- and ten- year annualized periods. Accordingly, the Board determined that it was satisfied with investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fee payable by the Portfolio. In evaluating the management fee, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category, to the extent applicable. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was within the range of management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was lower than the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolio, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolio as part of the total mix of information evaluated by the

Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:  August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:  August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date: August 28, 2012